As filed with the Securities and Exchange Commission on March 14, 2016

Securities Act File No. 033-56094

Investment Company Act File No. 811-07428

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 193	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 194	☒
(Check appropriate box or boxes)

VOYA MUTUAL FUNDS

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, without par value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 193 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 193 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 14th day of March, 2016.

Voya Mutual Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
	Interested Trustee and President and Chief Executive Officer	March 14, 2016

Shaun P. Mathews*
	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 14, 2016

Todd Modic*
	Trustee	March 14, 2016

Colleen D. Baldwin*
	Trustee	March 14, 2016

John V. Boyer*
	Trustee	March 14, 2016

Patricia W. Chadwick*
	Trustee	March 14, 2016

Peter S. Drotch*
	Trustee	March 14, 2016

Martin J. Gavin*
	Trustee	March 14, 2016

Russell H. Jones*
	Trustee	March 14, 2016

Patrick W. Kenny*
	Trustee	March 14, 2016

Joseph E. Obermeyer*
	Trustee	March 14, 2016

Sheryl K. Pressler*

	Trustee	March 14, 2016

Christopher P. Sullivan*

	Trustee	March 14, 2016
Roger B. Vincent*

* By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

** Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement December 23, 2015 and incorporated herein by reference.

EXHIBIT INDEX

Voya Mutual Funds

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase